Trade Receivables and Other Assets - Disclosure of changes in deferred compensation receivable (Details) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Current Receivable [Line Items]
Beginning balance		$ 18,950
Gain on receivable modification		8	$ (2,735)
Ending balance		16,920	18,950
Less: current portion		(13,982)	(7,743)
Non-current portion		2,938	11,207
Deferred compensation
Trade And Other Current Receivable [Line Items]
Beginning balance		11,572	12,216
Consideration for sale of Scout Drilling LLC			621
Gain on sale of subsidiary		300
Gain on receivable modification		8	(2)
Interest accretion		1,321	1,287
Amount received		(3,950)	(2,550)
Ending balance		9,251	11,572
Less: current portion		(6,562)
Non-current portion		2,689
Deferred compensation | Aftermath
Trade And Other Current Receivable [Line Items]
Beginning balance		5,042	6,963
Consideration for sale of Scout Drilling LLC			0
Gain on sale of subsidiary		0
Gain on receivable modification		8	(2)
Interest accretion		539	581
Amount received	$ (2,500)	(2,900)	(2,500)
Ending balance		2,689	5,042
Less: current portion		0
Non-current portion		2,689
Deferred compensation | AbraSilver Resource Corp.
Trade And Other Current Receivable [Line Items]
Beginning balance		5,870	5,253
Consideration for sale of Scout Drilling LLC			0
Gain on sale of subsidiary		0
Gain on receivable modification		0	0
Interest accretion		692	617
Amount received		0	0
Ending balance		6,562	5,870
Less: current portion		(6,562)
Non-current portion		0
Deferred compensation | Scout Discoveries Corp.
Trade And Other Current Receivable [Line Items]
Beginning balance		660	0
Consideration for sale of Scout Drilling LLC			621
Gain on sale of subsidiary		300
Gain on receivable modification		0	0
Interest accretion		90	89
Amount received		(1,050)	(50)
Ending balance		0	$ 660
Less: current portion		0
Non-current portion		$ 0